Pension And Other Employee Benefit Plans (Summary Of Changes In Fair Value Of Level 3 Pension Plan Assets) (Detail) (Unobservable Inputs (Level 3) [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Unobservable Inputs (Level 3) [Member]
Beginning balance	$ 0.6
Unrealized loss on property assets
Ending balance	$ 0.6